Note 3 - Equity - 10Q	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Notes to Financial Statements
Equity [Text Block]

Note 3 – Equity

On November 29, 2023, the Company’s Board and applicable shareholders approved to amend and restate the Company’s certificate of incorporation and increased the authorized shares to 500,000,000 shares of common stock and 10,000,000 shares of preferred stock, each with a par value of $0.001 per share. The specific rights of the preferred stock shall be determined by the Board.

Preferred Stock

As of June 30, 2025, the Company had no shares of preferred stock outstanding.

Restricted Stock

On February 15, 2024, the Company issued 1,750 restricted shares of common stock to the Company's marketing consultant at the closing price of $76.00 of the Company's common stock. The total value of these shares is $133,000. These shares vested monthly over a 12-month period beginning on the issue date.

	Three Months Ended June 30,
	2025	2024
Recognized in general and administrative expense	$—	$33,250

Total	$—	$33,250

As of June 30, 2025, there was $0 of unrecognized stock-based compensation expense related to Restricted Stock.

Common Stock

On February 28, 2025, the Company entered into an ATM Agreement. Pursuant to the terms of the Agreement, the Company was permitted to sell from time to time shares of Company’s common stock, with an initial aggregate sales price of up to $2.1 million. As of June 30, 2025, the Company sold 1,304,260 shares pursuant to the ATM Agreement for net proceeds of approximately $2.1 million.

Stock Plan and Stock Options

In June 2023, the Company adopted, and the Company’s shareholders approved, the Autonomix Medical, Inc. 2023 Stock Plan (the “Plan”). The Plan is a stock-based compensation plan that provides for discretionary grants of stock options, stock awards and stock unit awards to key employees, non-employee directors, and consultants, subject to certain individual threshold limitations. The Plan initially provided for up to 200,000 shares to be issued, subject to adjustments as provided in the Plan. Shares that are surrendered because of forfeiture, expiration, termination, or cancellation are available for re-issuance.

In August 2023, the Plan was amended to allow for an automatic increase of the available shares for issuance, whereby on the 1st of each fiscal year, beginning on April 1, 2024 and ending on (and including) April 1, 2033 in an amount equal to five percent (5%) of the total number of shares of Common Stock outstanding on the March 31st immediately preceding the applicable date. However, the Board may act prior to the automatic increase of a given year to provide that there will be no increase for such year, or that the increase for such year will be a lesser number of shares of Common Stock. On April 1, 2025, the Plan was increased by 124,852 shares.

The following table summarizes the stock option activity for the three months ended June 30, 2025:

		Weighted- Average
		Exercise Price
	Options	Per Share

Outstanding, March 31, 2025	243,483	$32.72
Granted	5,000	1.85
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, June 30, 2025	248,483	$32.10

Exercisable, June 30, 2025	69,916	$37.24

The Company’s stock option awards did not automatically adjust for the Reverse Stock Split. However, the Company chose to exercise its rights under the Plan to adjust the exercise price and number of shares exercisable or issuable upon vesting proportionately for the Reverse Stock Split. Based on the analysis performed, the Company does not need to recognize any additional compensation expense as a result of the modification.

During the three months ended June 30, 2025, the Company granted options to purchase 5,000 shares of common stock with a contractual term that vests annually over four years on the anniversary date. The options had an aggregate grant date fair value of $9 thousand that was calculated using the Black-Scholes option pricing model. Variables used in the Black-Scholes option pricing model included the following: (1) fair value of common stock on the measurement date; (2) discount rate ranging of 4.06% based on the daily yield curve rates for U.S. Treasury obligations, (3) expected life of 6.25 years based on the simplified method (vesting plus contractual term divided by two) and (4) expected volatility of 139% based on the historical volatility of comparable companies' stock.

All options issued and outstanding are being amortized over their respective vesting periods. The unrecognized compensation expense at June 30, 2025 was $3.9 million. During the three months ended June 30, 2025, the Company recorded stock-based compensation - option expense of $0.3 million in general and administrative expense and less than $0.1 million in research and development expense. During the three months ended June 30, 2024, the Company recorded stock-based compensation - option expense of $0.3 million in general and administrative expense and less than $0.1 million in research and development expense  ~~.~~

License Agreement

On July 10, 2024, the Company entered into a license agreement (the “Agreement”) with RF Innovations, Inc. (“RFI”), a privately held medical technology company, to license products utilizing RFI’s intellectual property related to its Apex 6 Radiofrequency Generator (the “Licensed Products”). The Apex 6 Generator is a United States Food and Drug Administration (“FDA”) cleared ablation technology designed to lesion neural tissue for pain management in the peripheral nervous system. Pursuant to the Agreement, RFI granted us a perpetual non-exclusive worldwide royalty free fully paid license related to the Licensed Products, provided that the license did not include the right to sell certain products to customers for the treatment of spine pain. In connection with the Agreement, the Company issued RFI 12,500 unregistered shares of its common stock as consideration for the license. The Company determined that the fair value of the shares granted was $0.1 million, which represented its stock price on the date of the Agreement less a 25.6% discount for lack of marketability (“DLOM”). The Company concluded a DLOM was appropriate as the shares were subject to an initial lock-up period of six months followed by restrictions that allow for a maximum of 10% of total shares to be sold within a 30-day period. The DLOM effectively reflects the value of an average strike put option relative to the Company's stock price and was calculated based on the Finnerty average put model. The Company concluded that the licensed technology qualified as a research and development expense pursuant to ASC Topic 730, Research and Development, as the Company does not have an alternative future use for the technology and the Company does not have a plan to otherwise monetize the Licensed Products. The Agreement provides RFI the right to terminate the license if we breach any representation, warranty or covenant contained in the Agreement, subject to any relevant cure periods, or if we are subject to a bankruptcy or insolvency event.

Offering Agreement

On November 22, 2024, the Company entered into the Offering, which consisted of: (i) 458,691 Common Units, each Common Unit consisting of one share of common stock and one Series A Warrant to purchase one share of common stock; and (ii) 917,596 Pre-Funded Units, each Pre-Funded Unit consisting of one Pre-Funded Warrant to purchase one share of common stock and one Series A Warrant. The purchase price of each Common Unit was $6.540, and the purchase price of each Pre-Funded Unit was $6.539. In addition, the Company granted the Underwriters a 45-day option to purchase additional 206,422 shares of common stock, and/or additional 206,422 Series A Warrants, solely to cover over-allotments, if any. The Offering closed on November 25, 2024. On November 22, 2024, the Underwriters partially exercised their over-allotment option with respect to 156,809 shares of Common Stock and 156,809 Series A Warrants. The Company received gross proceeds of $10.0 million, before deducting the Underwriter's fees and other offering expenses payable by the Company. Under the terms of the Underwriting Agreement, the Underwriters received an underwriting discount of 8.0% to the public offering price for the Units. The Company also issued to the representative of the Underwriters (the "Representative") Representative's Warrants to purchase up to 91,985 shares of common stock.

The Pre-Funded Warrants have an exercise price of $0.001 per share, are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full, subject to a beneficial ownership limitation of 4.99%. The Series A Warrants have an exercise price of $6.540 per share and may be exercised at any time until the five-year anniversary of the date of issuance, subject to a beneficial ownership limitation of 4.99%. The Pre-Funded Warrants and Series A Warrants were issued pursuant a Warrant Agency Agreement between the Company and Equity Stock Transfer, LLC. The Series A Warrants and the Representative’s Warrants, largely have the same terms and conditions, except the Representative’s Warrants were not exercisable until May 21, 2025 and are subject to a 180-day lock-up prior to being transferable. The Series A Warrants and Representative’s Warrants may, at the option of the holder be settled upon a change of control at the Black-Scholes value, as defined in the agreement. Upon a change of control the holder may receive cash, other assets or shares of the successor entity, depending on the specific nature of the change of control transaction and the settlement options afforded to the holders of common stock. The Company analyzed the Pre-Funded Warrants, the Series A Warrants, and the Representative’s Warrants (collectively the “Offering Warrants”) in accordance with ASC Topic 480, Distinguishing Liabilities from Equity and ASC Topic 815, Derivatives and Hedging. Management concluded that the Offering Warrants meet all the requirements for equity classification. Since the Offering Warrants meet the requirements for equity classification and the Offering represents an arms-length cash transaction, the Common Units and Pre-Funded Units will be recorded in equity based on the proceeds received, net of issuance costs.

At issuance the Pre-Funded Warrants had a fair value of $6.3290 per share, which represented the common stock issuance price less the $0.001 exercise price. At issuance, the Series A Warrants and the Representative’s Warrants had a fair value of $5.3597 and $5.2125 per share, respectively, which was determined using a Black-Scholes option pricing model. Variables used in the Black-Scholes option pricing model included the following: (1) fair value of common stock on the measurement date; (2) discount rate of 4.17% based on the daily yield curve rates for U.S. Treasury obligations, (3) the contractual term of the warrants and (4) expected volatility of 144.15% based on the historical volatility of comparable companies' stock. Due to the relative volume of Series A Warrants and Representative’s Warrants issued compared with the Company’s outstanding shares, the Company's stock price was adjusted for the effects of dilution.

In connection with the Offering, the Company incurred total offering costs of $1.5 million. This was comprised of $1.0 million in cash offering costs and $0.5 million for the fair value of the Representative’s Warrant issued.

Equity-Based Stock Warrants

The Company will periodically grant warrants to investors in connection with equity financing or to third-party service providers in exchange for services rendered. The following table summarizes the stock warrant activity for the three months ended June 30, 2025:

		Weighted- Average
		Exercise Price
	Warrants	Per Share

Outstanding, March 31, 2025	1,934,874	$5.8860
Granted	-	-
Exercised	(222,132)	0.0010
Forfeited/Cancelled	(130)	0.0010
Expired	-	-
Outstanding, June 30, 2025*	1,712,612	$6.6498

Exercisable, June 30, 2025	1,712,612	$6.6498

*	Amount includes 87,531 common warrants; 91,985 Representative's Warrants and 1,533,096 Series A Warrants.

The unrecognized compensation expense at June 30, 2025 for warrants issued to third-party service providers was $0. During the three months ended June 30, 2025 and 2024, the Company recorded stock-based compensation - warrant expense of $0 and less than $0.1 million, respectively.

Note 4 – Equity

On November 29, 2023, the Company’s Board of Directors and applicable shareholders approved to amend and restate the Company’s certificate of incorporation and increased the authorized shares to 500,000,000 shares of common stock, with a par value of $.001 per share, and 10,000,000 shares of preferred stock, with a par value of $.001 per share. The specific rights of the preferred stock shall be determined by the Board of Directors.

Preferred Stock

As of March 31, 2025, the Company had no shares of preferred stock outstanding.

Restricted Stock

On February 15, 2024, the Company issued 1,750 restricted shares of common stock to the Company's marketing consultant at the closing price of $76.00 of the Company's common stock. The total value of these shares is $133,000. These shares vest monthly over a 12-month period beginning on the issue date.

	Year ended March 31,
	2025	2024
Recognized in general and administrative expense	$116,375	$16,625

Total	$116,375	$16,625

For the year ended March 31, 2025, there was no unrecognized stock-based compensation expense related to unvested Restricted Stock.

A summary of activity regarding Restricted Stock issued is as follows:

		Grant Date
	Number of Shares	Fair Value Per Share
Outstanding, March 31, 2024	1,604	$76.00

Granted	—	$—
Vested	(1,604)	$76.00
Outstanding, March 31, 2025	—	$—

Common Stock

On April 6, 2023, the Board of Directors approved a private placement offering of up to 100,000 common shares at a price of $40.00 per share. During the year ended March 31, 2024, the Company sold 71,000 shares for cash proceeds of $2,840,000. The Company did not incur any costs that were direct and incremental to the private placement.

On September 9, 2023, the Board approved a Bridge Offering. See Note 3 Convertible Notes Payable for additional detail as these notes are convertible into common stock.

On February 28, 2025, the Company entered into an ATM Agreement. Pursuant to the terms of the Agreement, the Company may sell from time to time, the Company’s Common Stock, par value $0.001 per share, with an initial aggregate sales price of up to $2.1 million. As of March 31, 2025, the Company sold 800 shares pursuant to the ATM Agreement for net proceeds of approximately $1,746.

Stock Plan and Stock Options

In June 2023, the Company adopted, and the Company’s shareholders approved, the Autonomix Medical, Inc. 2023 Stock Plan (the “Plan”). The Plan is a stock-based compensation plan that provides for discretionary grants of stock options, stock awards and stock unit awards to key employees, non-employee directors, and consultants, subject to certain individual threshold limitations. The Plan provides for up to 200,000 shares to be issued. Shares that are surrendered because of forfeiture, expiration, termination, or cancellation are available for re-issuance. As of March 31, 2025, there were 75,633 shares remaining available in the Plan.

In August 2023, the Plan was amended to allow for an automatic increase of the available shares for issuance, whereby on the 1st of each fiscal year, beginning on April 1, 2024 and ending on (and including) April 1, 2033 in an amount equal to five percent (5%) of the total number of shares of Common Stock outstanding on the March 31st immediately preceding the applicable date. However, the Board may act prior to the automatic increase of a given year to provide that there will be no increase for such year, or that the increase for such year will be a lesser number of shares of Common Stock. On April 1, 2024, the Plan was increased by 47,116 shares and on April 1, 2025, the Plan was increased by 124,852 shares.

The following table summarizes the stock option activity for the year ended March 31, 2025.

	Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Life (In Years)	Aggregate Intrinsic Value*

Outstanding, March 31, 2024	100,180	$46.59	9.35	$1,680,672
Granted	143,303	23.02	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding, March 31, 2025	243,483	$32.72	8.92	$-

Exercisable, March 31, 2025*	37,923	$44.35	8.20	$-

*Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money stock.

During the year ended March 31, 2025, the Company granted certain individuals options to purchase 143,303 shares of common stock with contractual terms of ten years, and vesting periods of annually over four years. The options had an aggregate grant date fair value of $2.6 million that was calculated using the Black-Scholes option pricing model. Variables used in the Black-Scholes option pricing model included the following: (1) fair value of common stock on the measurement date ranging from $1.99 and $56.20 per share; (2) discount rate ranging from 4.17% to 4.39% based on the daily yield curve rates for U.S. Treasury obligations, (3) expected life of 6.25 years based on the simplified method (vesting plus contractual term divided by two), and (4) expected volatility ranging from 110% to 138% based on the historical volatility of comparable companies' stock.

All options issued and outstanding are being amortized over their respective vesting periods. The unrecognized compensation expense at March 31, 2025 was $4.3 million. During the year ended March 31, 2025, the Company recorded stock-based compensation - option expense of $1.5 million, of which $1.3 million was recorded in general and administrative expenses and $0.2 million was recorded in research and development expenses in the statements of operations. The unrecognized compensation expense at March 31, 2024 was $3.1 million. During the year ended March 31, 2024, the Company recorded stock-based compensation - option expense of $0.6 million, of which $0.5 million was recorded in general and administrative expenses and $0.1 million was recorded in research and development expenses in the statements of operations.

License Agreement

On July 10, 2024, we entered into a license agreement (the “Agreement”) with RF Innovations, Inc. (“RFI”), a privately held medical technology company, to license products utilizing RFI’s intellectual property related to its Apex 6 Radiofrequency Generator (the “Licensed Products”). The Apex 6 Generator is a United States Food and Drug Administration (“FDA”) cleared ablation technology designed to lesion neural tissue for pain management in the peripheral nervous system. Pursuant to the Agreement, RFI granted us a perpetual non-exclusive worldwide royalty free fully paid license related to the Licensed Products, provided that the license did not include the right to sell certain products to customers for the treatment of spine pain. In connection with the Agreement, we issued RFI 12,500 unregistered shares of our common stock as consideration for the license. The Company determined that the fair value of the shares granted was $0.1 million, which represented its stock price on the date of the Agreement less a 25.6% discount for lack of marketability (“DLOM”).  The Company concluded a discount for lack of marketability was appropriate as the shares are subject to an initial lock-up period of six-months until they are eligible for registration pursuant to SEC Rule 144 followed by restrictions that allow for a maximum of 10% of total shares to be sold within a 30-day period. The DLOM effectively reflects the value of an average strike put option relative to our stock price and was calculated based on the Finnerty average put model. The Company concluded that the licensed technology qualified as a research and development expense pursuant to ASC Topic 730, Research and Development, as the Company does not have an alternative future use for the technology and the Company does not have a plan to otherwise monetize the Licensed Products. The Company recognized $0.1 million in Research and Development expense in its condensed statement of income for the three and nine-months ended December 31, 2024. The Agreement provides RFI the right to terminate the license if we breach any representation, warranty or covenant contained in the Agreement, subject to any relevant cure periods, or if we are subject to a bankruptcy or insolvency event.

Offering Agreement

On November 22, 2024, the Company entered into the Offering, which consisted of: (i) 458,691 Common Units, each Common Unit consisting of one share of common stock, par value $0.001 per share, and one Series A Warrant to purchase one share of common stock; and (ii) 917,596 Pre-Funded Units, each Pre-Funded Unit consisting of one Pre-Funded Warrant to purchase one share of common stock and one Series A Warrant. The purchase price of each Common Unit was $6.540, and the purchase price of each Pre-Funded Unit was $6.539. In addition, the Company granted the Underwriters a 45-day option to purchase additional 206,422 shares of common stock, and/or additional 206,422 Series A Warrants, solely to cover over-allotments, if any. The Offering closed on November 25, 2024. On November 22, 2024, the Underwriters partially exercised their over-allotment option with respect to 156,809 shares of Common Stock and 156,809 Series A Warrants. The Company received gross proceeds of $10.0 million, before deducting the placement agent's fees and other offering expenses payable by the Company. Under the terms of the Underwriting Agreement, the Underwriters received an underwriting discount of 8.0% to the public offering price for the Units.  The Company also issued to the Representative’s Warrants to purchase up to 91,985 shares of Common Stock.

The Pre-Funded Warrants have an exercise price of $0.001 per share, are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full, subject to a beneficial ownership limitation of 4.99%. The Series A Warrants have an exercise price of $6.540 per share and may be exercised at any time until the five-year anniversary of the date of issuance, subject to a beneficial ownership limitation of 4.99%. The Pre-Funded Warrants and Series A Warrants were issued pursuant a Warrant Agency Agreement between the Company and Equity Stock Transfer, LLC. The Series A Warrants and the Representative’s Warrants, largely have the same terms and conditions, except the Representative’s Warrants were not exercisable until May 21, 2025 and were subject to a 180-day lock-up prior to being transferable. The Series A Warrants and Representative’s Warrants may, at the option of the holder be settled upon a change of control at the Black-Scholes value, as defined in the agreement. Upon a change of control the holder may receive cash, other assets or shares of the successor entity, depending on the specific nature of the change of control transaction and the settlement options afforded to the holders of Common Stock. The Company analyzed the Pre-Funded Warrants, the Series A Warrants, and the Representative’s Warrants (collectively the “Offering Warrants”) in accordance with ASC Topic 480, Distinguishing Liabilities from Equity and ASC Topic 815, Derivatives and Hedging. Management concluded that the Offering Warrants meet all the requirements for equity classification. Since the Offering Warrants meet the requirements for equity classification and the Offering represents an arms-length cash transaction, the Common Units and Pre-Funded Units were recorded in equity based on the proceeds received, net of issuance costs.

At issuance the Pre-Funded Warrants had a fair value of $6.3290 per share, which represented the common stock issuance price less the $0.001 exercise price. At issuance, the Series A Warrants and the Representative’s Warrants had a fair value of $5.3597 and $5.2125 per share, respectively, which was determined using a Black-Scholes option pricing model. Variables used in the Black-Scholes option pricing model included the following: (1) fair value of common stock on the measurement date; (2) discount rate of 4.17% based on the daily yield curve rates for U.S. Treasury obligations, (3) the contractual term of the warrants and (4) expected volatility of 144.15% based on the historical volatility of comparable companies' stock. Due to the relative volume of Series A Warrants and Representative’s Warrants issued compared with the Company’s outstanding shares, the Company's stock price was adjusted for the effects of dilution.

In connection with the Offering, the Company incurred total offering costs of $1.5 million. This was comprised of $1.0 million in cash offering costs and $0.5 million for the fair value of the Representative’s Warrant issued.

Equity-Based Stock Warrants

On January 26, 2024, the Company issued five-year warrants to the selling agent in the Company's IPO to purchase 2,988 shares of common stock at an exercise price of $125.00. Under the fair value method, the fair value of these warrants was estimated on the grant date using the Black-Scholes option pricing model. Variables used in the Black-Scholes warrant pricing model included the following: (1) fair value of common stock on the measurement date of $100.00 split-adjusted per share; (2) discount rate of 4.04% based on the daily yield curve rates for U.S. Treasury obligations; (3) expected life of 5 years and (4) expected volatility of 104% based on the historical volatility of comparable companies' stock. The costs associated with these shares were reclassified to additional paid-in capital upon completion of the Company’s IPO on January 26, 2024.

The Company will periodically grant warrants to investors in connection with equity financing or to third-party service providers in exchange for services rendered. The following table summarizes the stock warrant activity for the year ended March 31, 2025:

	Warrants	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Life (In Years)	Aggregate Intrinsic Value*

Outstanding and exercisable, March 31, 2024	287,231	$1.64	4.80	$17,072,147
Granted	2,542,677	4.31	—	—
Exercised**	(892,432)	0.04	—	—
Forfeited/Cancelled	(2,602)	0.20	—	—
Expired	—	—	—	—
Outstanding, March 31, 2025	1,934,874	$5.89	4.09	$532,060

Exercisable, March 31, 2025	1,842,889	$5.67	4.06	$532,060

*Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money stock.

**197,098 exercised shares utilized the “cashless exercise” option and 695,334 exercised shares were paid in cash.

The unrecognized compensation expense at March 31, 2025 was $0. During the year ended March 31, 2025, the Company recorded stock-based compensation - warrant expense of less than $0.1 million. The unrecognized compensation expense at March 31, 2024 was less than $0.1 million.

During the year ended March 31, 2024, the Company recorded stock-based compensation - warrant expense of less than $0.1 million.

Under the fair value method, the fair value of each warrant was estimated on the grant date using the Black-Scholes option pricing model. Variables used in the Black-Scholes warrant pricing model included the following:

	Range
	2025	2024
Fair value of common stock on the measurement date (per share)	–	$2.00	to	5.00
Discount rate based on the daily yield curve rates for U.S. Treasury obligations	–	4.04%	to	4.54%
Expected life (in years)	–	3	to	5
Expected volatility based on the historical volatility of comparable companies' stock	–	104%	to	119%